Equity Compensation Plan	12 Months Ended
Dec. 31, 2010
Equity Compensation Plan [Abstract]
EQUITY COMPENSATION PLAN
25. EQUITY COMPENSATION PLAN
(1) Shanda Interactive Entertainment Limited
2003 Share Incentive Plan
On March 31, 2003, Shanda BVI authorized a share option plan (the “2003 Share Incentive Plan”) that provides for the issuance of options to purchase up to 13,309,880 ordinary shares. Under the 2003 Share Incentive Plan, the directors may, at their discretion, grant any officers (including directors) and employees of Shanda BVI and/or its subsidiaries, and individual consultant or advisor (i) options to subscribe for ordinary shares, (ii) share appreciation rights to receive payment, in cash and/or the Company’s ordinary shares, equals to the excess of the fair market value of the Company’s ordinary shares, or (iii) other types of compensation based on the performance of the Company’s ordinary shares.
Following the share purchase agreement in December 2003, Shanda Interactive has undertaken to assume all obligations for share options, whether vested or unvested, previously granted by Shanda BVI subject to the same terms and conditions as the 2003 Share Incentive Plan as adopted by Shanda BVI.
In 2008, 2009 and 2010, no options were granted under the 2003 Share Incentive Plan.
2005 Equity Compensation Plan
In October 2005, the Company authorized an equity compensation plan (the “2005 Equity Compensation Plan”) that provides for the issuance of options to purchase up to 7,449,235 ordinary shares, plus ordinary shares reserved for issuance, but not yet issued, under the Company’s 2003 Share Incentive Plan. Under the 2005 Equity Compensation Plan, the directors may, at their discretion, grant any officers (including directors) and employees of the Company and/or its subsidiaries, and individual consultant or advisor (i) options to subscribe for ordinary shares, (ii) share appreciation rights to receive payment, in cash and/or the Company’s ordinary shares, equals to the excess of the fair market value of the Company’s ordinary shares, or (iii) other types of compensation based on the performance of the Company’s ordinary shares.
On June 28, 2006, the Company granted options under the 2005 Equity Compensation plan to purchase 3,000,000 ordinary shares of the Company to some of its directors and officers and other employees at an exercise price equal to the average market value in the previous three months. The options can be exercised within 10 years from the award date. These awards vest over a four year period, with 25% of the options to vest on each of the first, second, third and fourth anniversaries of the award date as stipulated in the share option agreement.
On April 24, 2007, the Company granted options under the 2005 Equity Compensation plan to purchase 655,000 ordinary shares of the Company to some of its directors and officers and other employees at an exercise price equal to the average market value in the previous three months. The options can be exercised within 6 years from the award date. These awards vest over a four year period, with 25% of the options to vest on each of the first, second, third and fourth anniversaries of the award date as stipulated in the share option agreement.
From September 25, 2007 through October 31 2007, the Company granted options under the 2005 Equity Compensation plan to purchase 425,000 ordinary shares of the Company at an exercise price equal to the average market value in the previous fifteen days. The options can be exercised within 6 years from the award date. These awards vest over a four year period, with 25% of the options to vest on each of the first, second, third and fourth anniversaries of the award date as stipulated in the share option agreement.
From January 2, 2008 through June 24 2008, the Company granted options under the 2005 Equity Compensation plan to purchase 110,000 ordinary shares of the Company at an exercise price equal to the average market value in the previous fifteen days. The options can be exercised within 6 years from the award date. These awards vest over a four year period, with 25% of the options to vest on each of the first, second, third and fourth anniversaries of the award date as stipulated in the share option agreement.
In 2009 and 2010, no options were granted under the 2005 Equity Compensation Plan.
Activities of share options
A summary of the option activity, relating to the options held by the Company’s employees under the 2003 Share Incentive Plan and 2005 Equity Compensation Plan as of and for the year ended December 31, 2010 are set out below:

			Weighted Average
	Options	Weighted Average	remaining	Aggregate
	Outstanding	Exercise Price	contractual life	Intrinsic value
		US$		US$
Outstanding at January 1, 2010	2,558,176	8.78
Granted	—	—
Exercised	(673,952)	8.50
Forfeited	(15,000)	8.45
Expired	—	—

Outstanding at December 31, 2010	1,869,224	8.88	3.85	20,833,124

Vested and expected to vest at December 31, 2010	1,858,360	8.86	3.86	20,359,058

Vested and exercisable at December 31, 2010	1,639,225	8.16	5.04	19,117,337

The aggregate intrinsic value is calculated as the difference between the market value of US$19.82 as of December 31, 2010 and the exercise price of the shares. The total intrinsic value of options exercised during the three years ended December 31, 2008, 2009 and 2010 was RMB 93.9 million, RMB 177.4 million and RMB50.3 million, respectively.
The weighted average grant-date fair value of options granted during fiscal years 2008 was US$7.51. No option was granted during the fiscal year 2009 and 2010. The total fair value of options vested during the three years ended December 31, 2008, 2009 and 2010 was RMB61.0 million, RMB42.1 million and RMB34.6 million, respectively.
As of December 31, 2010, there was RMB7.1 million of unrecognized compensation cost, adjusted for the estimated forfeitures, related to non-vested stock-based awards granted to the Company’s employees. This cost is expected to be recognized over a weighted averaged period of 0.7 years. Total compensation cost may be adjusted for future changes in estimated forfeitures. In 2010, total cash received from the exercise of stock options amounted to RMB35.0 million.
Under Shanda’s 2005 Equity Compensation Plan, share-based compensation expense of approximately RMB47.5 million, RMB36.7 million and RMB24.7 million were recognized in the consolidated statements of operations and comprehensive income in the years ended December 31, 2008, 2009 and 2010, respectively
The fair value of each option granted under Shanda’s 2003 Share Incentive Plan and 2005 Equity Compensation Plan is estimated on the date of grant using the Black-Scholes option pricing model that uses assumptions noted in the following table:

	2008

Risk-free interest rate (1)		2.37%-3.52%
Expected life (in years) (2)	5 years
Expected dividend yield (3)		0%
Expected volatility (4)		59%
Fair value per option at grant date	RMB	46.65-61.94

(1)
The risk-free interest rate for periods within the contractual life of the share option is based on the U.S. Treasury yield curve in effect at the time of grant for a term consistent with the expected term of the awards.

(2)	The expected term of stock options granted under the Plan is developed giving consideration to vesting period, contractual term and historical exercise pattern.

(3)	The Company has no history or expectation of paying dividends on its common stock.

(4)	Expected volatility is estimated based on the historical volatility of comparable companies’ stocks and of Shanda’s common stock for a period equal to the expected term preceding the grant date.
(2) Shanda Games Limited (“Shanda Games”)
Shanda Games 2008 Equity Compensation Plan
In November 2008, Shanda Games authorized an equity compensation plan (the “2008 Equity Compensation Plan”) that provides for the issuance of options to purchase up to 44,000,000 ordinary shares. Under Shanda Games’ 2008 Equity Compensation Plan, the directors may, at their discretion, grant any officers (including directors) and employees of Shanda Games and/or its subsidiaries’ affiliates, and individual consultant or advisor (i) options to subscribe for ordinary shares, (ii) share appreciation rights to receive payment, in cash and/or Shanda Games’ ordinary shares, equals to the excess of the fair market value of Shanda Games’ ordinary shares, or (iii) other types of compensation based on the performance of Shanda Games’ ordinary shares.
From November 14, 2008 through September 7, 2009, Shanda Games granted options to employees to purchase 24,752,500 ordinary shares at an exercise price of US$3.2 per share and 936,000 ordinary shares at an exercise price of US$3.98 per share under Shanda Games’ 2008 Equity Compensation Plan. After Shanda Games’ IPO, from October 16, 2009 through December 1, 2009, Shanda Games granted options to employees to purchase 38,000 Class A ordinary shares at an exercise price of US$5.38 and 20,000 Class A ordinary shares at an exercise price of US$5.29 under Shanda Games’ 2008 Equity Compensation Plan equivalent to the average market value in the previous fifteen trading days of the grant dates. The options can be exercised within 10 years from the grant date. Pursuant to the 2008 Equity Compensation Plan, for each quarter during the four years beginning on the performance period start date through the four-year performance period. 1/16th of the options have the opportunity to be earned, including 1/3 of which can be earned subject to the participant’s continued employment with Shanda Games, and up to 2/3 of which can be earned contingent on the achievement of different performance targets.
For the options granted prior to the consummation of Shanda Games’ IPO, the vesting conditions are: 1) On each of the first four anniversaries of the performance period start date, twenty percent (20%) of the earned options during the year preceding such anniversary date shall vest and become exercisable. 2) On each of the first four anniversaries of the consummation of the IPO, eighty percent (80%) of the earned options during the year preceding the corresponding first four anniversaries of the performance period start date shall vest and become exercisable provided, in each case, that the employees remain employed by Shanda Games on such vesting date.
For the options granted after the consummation of Shanda Games’ IPO, on each of the first four anniversaries of the performance period start date, one hundred percent (100%) of the options earned during the year preceding such anniversary date shall vest and become exercisable provided that the employees remain employed by Shanda Games on such vesting date.
In accordance with ASC 718, Shanda Games recognized share-based compensation expenses for the options granted prior to IPO, net of a forfeiture rate, using the straight-line method for the 1/3 of the 20% of the options earned subject to the employees’ continued employment with Shanda Games, and using the graded-vesting method for up to 2/3 of the 20% of the options earned contingent on the achievement of different performance targets when Shanda Games concluded that it is probably that the performance targets will be achieved.
Shanda Games did not recognize share-based compensation expenses for the earned options (80%) granted prior to the IPO and which vested upon the consummation of the IPO, as Shanda Games was not able to determine that it was probable that this performance condition would be satisfied until such event occurred. As a result of the consummation of the IPO, the share-based compensation expenses for this portion of the earned options were recognized in Shanda Games’ consolidated statements of operations and comprehensive income.
For the options granted after the consummation of the IPO, Shanda Games recognized the share-based compensation expenses, net of a forfeiture rate, using the straight-line method for the 1/3 of the options earned subject to the employees’ continued employment with Shanda Games, and using the graded-vesting method for the 2/3 of the options earned contingent on the achievement of different performance targets when Shanda Games concluded that it is probably that the performance targets will be achieved.
In January 2010, Shanda Games replaced the outstanding employee options of Mochi with options of Shanda Games. The replaced awards allow employees to purchase 962,963 Class A ordinary shares of Shanda Games within 10 years from the original grant date and have the same vesting terms as under the original award. The replaced option activities are combined in the 2008 Equity Compensation Plan movement. The incremental compensation cost resulting from the replacement is immaterial.
From March 9, 2010 through December 15, 2010, Shanda Games granted options under the 2008 Equity Compensation Plan to purchase 6,805,200 Class A ordinary shares of Shanda Games at an exercise price equivalent to the average market value in the previous fifteen days. Pursuant to the 2008 Equity Compensation Plan, for each quarter during the four years beginning on the performance period start date through a four-year performance period, 1/16th of the options have the opportunity to be earned, including 1/3 of which can be earned subject to the participant’s continued employment with Shanda Games, and up to 2/3 of which can be earned contingent on the achievement of different performance targets. The options have 10 year contractual term from the grant date and vest over a four year period.
Share-based compensation expense related to the option award granted by Shanda Games under the 2008 Equity Compensation Plan amounted to approximately RMB 2.2 million, RMB 103.9 million and RMB44.6 million, respectively, for the years ended December 31, 2008, 2009 and 2010.
Shanda Games’ share option activities as of December 31, 2010 and changes during the year then ended is presented below:

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Options	Average	Contractual	Intrinsic
	Outstanding	Exercise Price	Life	Value
		US$		US$
Vested and exercisable at December 31, 2009	25,555,200	3.20	—	—

Granted	7,768,163	2.99

Exercised	(1,403,548)	2.63

Forfeited	(8,708,587)	3.25

Expired	—	—

Outstanding at December 31, 2010	23,211,228	3.18	8.34	2,224,590

Vested and expected to vest at December 31, 2010	21,863,951	3.17	8.33	2,198,980

Vested and exercisable at December 31, 2010	5,182,199	3.21	7.96	175,564

The aggregate intrinsic value is calculated as the difference between the market value of US$3.22 as of December 31, 2010 and the exercise price of the shares. The total intrinsic value of options exercised during the year ended December 31, 2010 was RMB5.4 million. No option was exercised during the fiscal year 2008 and 2009.
The weighted average grant-date fair value of options granted during the year ended December 31, 2008, 2009 and 2010 was US$1.60, US$2.49 and US$1.92, respectively. No option was vested during the year ended December 31, 2008 and 2009. The fair value of options vested during the year of 2010 was RMB81.3 million.
As of December 31, 2010, there was RMB123.0 million of unrecognized compensation cost, adjusted for the estimated forfeitures, related to non-vested stock-based awards granted to Shanda Games’s employees. This cost is expected to be recognized over a weighted average period of 2.84 years. Total compensation cost may be adjusted for future changes in estimated forfeitures and the probability of the achievement of performance conditions. In 2010, total cash received from the exercise of stock options amounted to RMB1.1 million.
The fair value of each option granted under Shanda Games’ 2008 Equity Compensation Plan before the IPO is estimated on the date of grant using the binomial pricing model that uses the assumptions noted in the following table:

	For the years ended December 31
	2008		2009
Exercise Price	US$	3.2	US$	3.20~US$3.98
Fair value of ordinary shares	US$	3.13	US$	3.90~US$6.25
Risk-free interest rate(1)		3.94%		3.31%~4.44%
Exercise multiple(2)		1.8		1.8
Expected dividend yield(3)		0%		0%
Expected volatility(4)		50%		50%
Fair value per option at grant date (in RMB)		10.4~11.8		14.1~26.8

(1)
The risk-free interest rate for periods within the contractual life of the share option is based on the U.S. Treasury yield curve over the contractual term of the option in effect at the time of grant.

(2)	The management estimates the options will be exercised when the spot price reaches 1.8 times of strike price after becoming exercisable.

(3)	Shanda Games has no history or expectation of paying dividends on its ordinary shares.

(4)	Expected volatility is estimated based on the historical volatility of comparable companies’ stocks and of Shanda’s ordinary shares for a period equal to the expected term preceding the grant date.
The fair value of each option granted under Shanda Games’ 2008 Equity Compensation Plan after the IPO is estimated on the date of grant using the Black-Scholes model that uses the assumptions noted in the following table:

	For the year ended December 31
	2009		2010
Exercise Price	US$	5.29~US$5.38	US$	0.23~US$3.40
Fair value of ordinary shares	US$	5.12~US$5.16	US$	2.50~US$5.21
Risk-free interest rate(1)		2.13%~2.48%		1.00%~2.5%
Expected life (in years)(2)		5		5
Expected dividend yield(3)		0%		0%
Expected volatility(4)		50%		50%
Fair value per option at grant date (in RMB)		15.82~15.84		7.31~33.52

(1)
The risk-free interest rate for periods within the contractual life of the share option is based on the U.S. Treasury yield curve in effect at the time of grant for a term consistent with the expected term of the awards.

(2)	The expected term of stock options granted is developed giving consideration to vesting period, contractual term and historical exercise pattern of options granted by Shanda.

(3)	Shanda Games has no history or expectation of paying dividends on its ordinary shares.

(4)	Expected volatility is estimated based on the historical volatility of comparable companies’ stocks and of Shanda’s ordinary shares for a period equal to the expected term preceding the grant date.
On December 22, 2008, Shanda Games also granted 407,770 restricted shares under Shanda Games’ 2008 Equity Compensation Plan to Shanda Games’ employees. The restricted shares vest in equal installments over four calendar years on December 31 of each such calendar year, commencing on December 31, 2009, subject to the employee’s continued employment with Shanda Games.
From July 14, 2009 through December 1, 2009, Shanda Games granted 251,920 restricted shares and 6,068,500 restricted shares to Shanda Games’ and Shanda’s employees, respectively, under Shanda Games’ 2008 Equity Compensation Plan. From January 1, 2010 through December 1, 2010, Shanda Games granted 5,413,279 restricted shares to Shanda Games’ and Shanda’s employees under Shanda Games’ 2008 Equity Compensation Plan. These awards will vest in equal installments over two to four years, commencing on the grant date, subject to the employee’s continued employment with Shanda Games or Shanda, as the case may be.
Share-based compensation expense related to the Restricted Share Award granted by Shanda Games under the 2008 Equity Compensation Plan amounted to RMB59,660, RMB21.3 million and RMB110.9 million for the years ended December 31, 2008, 2009 and 2010.
A summary of unvested restricted shares activity for the year ended December 31, 2010 is presented below:

		Weighted Average
		Grant-date Fair
Unvested Restricted Shares	Number of Shares	Value
		US$
Unvested at December 31, 2009	6,725,190	6.0

Granted	5,413,279	4.1
Vested	(2,022,688)	5.5
Forfeited	(489,549)	5.5

Unvested at December 31, 2010	9,626,232	5.2

Expected to vest at December 31, 2010	8,473,034	5.1

The total intrinsic value of restricted shares vested during the year ended December 31, 2010 was RMB42.9 million.
As of December 31, 2010, there was RMB 242.2 million of unrecognized compensation cost (including the unrecognized compensation cost of the Restricted Shares granted to the employees of Shanda amounting to RMB 157.6 million), adjusted for the estimated forfeitures, related to non-vested restricted shares granted to the Group’s employees. This cost is expected to be recognized over a weighted average period of 2.62 years. Total compensation cost may be adjusted for future changes in estimated forfeitures.
(3) Actoz Soft Co., Ltd
Since 2005, Actoz has granted stock options to its employees as an incentive program.
A total of 127,420 shares were granted to Actoz’s employees in July 2006; 140,000 shares were granted in March 2007; 470,730 shares were granted in September 2007; 94,040 shares were granted in March 2008; 10,000 shares were granted in October 2008 and 102,666 shares were granted in March 2010.
The stock options may be exercised from the date that is two years from the grant date for a period of five years under relevant law. The grantees who were granted before March 2007 may exercise 2/3 of granted stock options two years after the grant date and 1/3 of granted stock options may be exercised three years after the grant date. Grantees who were granted options in September 2007, 2008 and 2010 may exercise 1/2 of granted stock options two years after grant date, 1/4 of granted stock option may be exercised three years after grant date, and 1/4 of granted stock options may be exercised four years after grant date.
Under the relevant law, the option exercise price is decided based on the price calculated by taking the arithmetic average of the weighted average of the periods of past two months, one month and one week each prior to the day immediately preceding the date of the shareholders meeting.
The assumptions used to value stock-based compensation awards for the years ended December 31, 2008 and 2010 are presented as follows:

	For the years ended December 31
	2008	2010
Risk-free interest rate	4.80-5.39%	4.56%
Expected life (in years)	4.7-4.9 years	4.5-4.9 years
Expected dividend yield	0%	0%
Expected volatility	63%-87%	65%-67%
Fair value per option at grant date( in KRW)	4,531~6,355	7,504~7,668
Activities of share options
Actoz’s share option activities as of December 31, 2010 and changes during the years then ended is presented below:

			Weighted Average
	Options	Weighted Average	Remaining	Aggregate
	Outstanding	Exercise Price	Contractual Life	Intrinsic Value
		KRW		KRW
December 31, 2009	412,490	9,398	4.66	3,156,394

Granted	102,666	14,250		—
Exercised	(75,551)	9,378		—
Forfeited	(56,443)	9,532		—

December 31, 2010	383,162	10,682	4.38	301,206

Vested and expected to vest as of December 31, 2010	368,502	10,542	4.30	301,094

Vested and exercisable as of December 31, 2010	214,000	9,346	3.63	236,267

The aggregate intrinsic value is calculated as the difference between the market value of KRW10,450 as of December 31, 2010, and the exercise price of the shares. The total intrinsic value of options exercised during the year ended December 31, 2009 and 2010 was KRW2,301.3 million and KRW81.0 million. No option was exercised during the year 2008.
The weighted average estimated fair value of options granted during fiscal year 2008 and 2010 was KRW4,966 and KRW7,593, respectively. No option was granted in 2009. The total fair value of options vested during the year ended December 31, 2008, 2009 and 2010 was KRW434.0 million, KRW2,191.1 million and KRW958.2 million.
Share-based compensation expense of approximately RMB6.4 million, RMB7.1 million, and RMB5.0 million were recognized in the consolidated statements of operations and comprehensive income for the years ended December 31, 2008, 2009 and 2010, respectively.
As of December 31, 2010 there was KRW912.6 million of unrecognized compensation cost, adjusted for the estimated forfeitures, related to unvested stock-based awards granted to Actoz’s employees. This cost is expected to be recognized over a weighted average period of 1.1 years. Total compensation cost may be adjusted for future changes in estimated forfeitures. For the year ended December 31, 2010, total cash received by Actoz from the exercise of stock options amounted to KRW708.6 million (equivalent to approximately RMB 4.2 million).
(4) Cloudary
Cloudary 2010 Equity Compensation Plan
In December 2010, Cloudary authorized a 2010 equity compensation plan (the “SDL 2010 Equity Compensation Plan”) that provides for the issuance of options to purchase up to 25,500,000 Class B ordinary shares of Cloudary.
In December 2010, Cloudary granted options to certain employees to purchase a total of 11,000,750 Class B ordinary shares under the SDL 2010 Equity Compensation Plan at an exercise price of US$1.8 per share.
For certain employees, the options can be exercised within 6 years from the grant date. Pursuant to the SDL 2010 Equity Compensation Plan, for each quarter during the four years beginning on the performance period start date through the four-year performance period, 1/16th of the options have the opportunity to be earned, including 1/4 of which can be earned subject to the participant’s continued employment with Cloudary, and up to 3/4 of which can be earned contingent on the achievement of different performance targets. These performance targets are related to Cloudary’s consolidated quarterly Revenue growth rate and quarterly Income growth rate, calculated against Cloudary’s quarterly Revenue and Income of the corresponding quarter of the previous year and the Cloudary’s historical highest consolidated quarterly Revenue and Income. On the date which is the date of the quarter earnings release for each of the fourth (4th), eighth (8th), twelfth (12th) and sixteenth (16th) quarter following the first quarter of the performance period (each a “Vesting Date”) , one hundred percent (100%) of the options that the employee earned during the preceding quarters and have not vested shall vest and become exercisable; provided that the employee remain employed by Cloudary on such Vesting Date; provided further that no Vesting Date shall occur after the sixth (6th) anniversary of the Grant Date.
For options granted to other employees, the options can be exercised within 6 years from the grant date. These awards vest over a four year period, with 25% of the options to vest on each of the first, second, third and fourth anniversaries of the award date as stipulated in the share option agreement.
For all the options granted, no Vested Option Shares shall become exercisable before the Initial Public Offering (“IPO”) of Cloudary.
No share-based compensation expense was recorded in 2010 on the stock options as the IPO performance condition is not considered probable until it occurs.
As of December 31, 2010, there was RMB59.7 million of unrecognized compensation cost, adjusted for the estimated forfeitures, related to non-vested options granted by Cloudary. Compensation costs of RMB2.2 million would be recognized immediately if an IPO or change in control had occurred as of December 31, 2010.
The Company’s share option activities as of December 31, 2010 and changes during the year is presented below:

Weighted average
	Options	Weighted Average	remaining	Aggregate
	Outstanding	Exercise Price	contractual life	Intrinsic value
		US$		US$
Outstanding at January 1, 2010	—	—
Granted	11,000,750	1.8
Exercised	—	—
Forfeited	—	—
Expired	—	—

Outstanding at December 31, 2010	11,000,750	1.8	5.92	—

Vested and expected to vest at December 31, 2010	11,000,750	1.8	5.92	—

Vested and exercisable at December 31, 2010	—	—	—	—

As the exercise price approximates the fair value of the ordinary share of Cloudary as of December 31, 2010, there is no intrinsic value as of December 31, 2010.
The weighted average grant-date fair value of options granted during the year ended December 31, 2010 was US$0.81. No option vested during the year ended December 31, 2010.
The fair value of each option granted under the Cloudary’s 2010 Equity Compensation Plan is estimated on the date of grant using the Black-Scholes model that uses the assumption noted in the following table:

2010

Risk-free interest rate (1)		1.9%-2.3%
Expected life (in years) (2)		4.5-5
Expected dividend yield (3)		—
Expected volatility (4)		50%-55%
Fair value per option at grant date	US$	0.76-US$0.85

(1)
The risk-free interest rate for periods within the contractual life of the share option is based on the rate of US$ China government bond yield in effect at the time of grant for a term consistent with the expected term of the awards.

(2)
The expected term of share options granted under the Cloudary’s 2010 Equity Compensation Plan is developed giving consideration to vesting period, contractual term, share price, employee’s level within the organization and the expected volatility of the underlying shares.

(3)	Cloudary has no expectation of paying dividends on its common shares in future.

(4)	Expected volatility is estimated based on the historical data volatilities of the comparable companies in similar industry as at the valuation dates.
(5) Ku6
2004 Share Incentive Plan
Stock option
Ku6’s 2004 Share Incentive Plan (“2004 Plan”) allows Ku6 to offer incentive awards to employees, directors, consultants or external service advisors of Ku6. Under the terms of the 2004 Plan, options are generally granted at prices equal to or greater than the fair market value on the grant date, expire 10 years from the date of grant, and generally vest over 3-4 years.
Stock options under this plan were all granted prior to 2006 and as of January 1, 2006 all granted stock options vested. There were 45,582,700 and 44,584,700 and options outstanding as of December 31, 2009 and 2010, respectively. As of December 31, 2009, 185,550,800 ordinary shares were available for future grants. Pursuant to the resolution of Ku6’s board on December 3, 2010, the 185,550,800 ordinary shares available for future grants under the 2004 Plan was terminated effective from December 3, 2010.
The movement of the stock options under the 2004 Plan as of and for the year ended December 31, 2010 is set out below:

			Weighted
		Weighted	Average
	Options	Average Exercise	Remaining	Aggregate
	Outstanding	Price	Contractual Life	Intrinsic Value
		US$		US$
Outstanding at December 31, 2009	45,582,700	0.080	3.63	147,478
Granted	—	—	—	—
Exercised	(450,000)	0.045	—	—
Cancelled or Expired	(548,000)	0.113	—	—

Outstanding at December 31, 2010	44,584,700	0.080	2.63	226,985

Vested and expected to vest at December 31, 2010	44,584,700	0.080	2.63	226,985

Vested and exercisable at December 31, 2010	44,584,700	0.080	2.63	226,985

The aggregate intrinsic value as of December 31, 2010 is calculated as the difference between the market value of $0.0495 of ordinary shares as of December 31, 2010 and the exercise price of the shares. The total intrinsic value of options exercised during the years ended December 31, 2009 and 2010 was approximately 0.5 million and nil, respectively.
Non-vested shares
Since 2006, Ku6 has granted restricted purchase share awards, in lieu of stock options, under the 2004 Share Incentive Plan to certain officers and senior management.
On February 7, 2006, Ku6 granted 33,000,000 non-vested stock units to its employees pursuant to the 2004 Plan at offering price of par value which resulted in stock-based compensation expense of US$1.6 million to be recognized over the applicable vesting period. The non-vested stock units vest on an annual basis equally over three years.
On June 20, 2006, Ku6 granted 7,500,000 non-vested stock units to its employees at offering price of par value which resulted in stock-based compensation expense of US$0.3 million to be recognized over the applicable vesting period. The non-vested stock units vest on an annual basis equally over 34 months.
On March 14, 2007, Ku6 granted 20,000,000 non-vested stock units to its employees at offering price of par value which resulted in stock-based compensation expense of US$0.61 million to be recognized over the applicable vesting period. The non-vested stock units vest on an annual basis equally over three years.
On November 23, 2007, Ku6 granted 19,500,000 non-vested stock units to its employees at offering price of par value which resulted in stock-based compensation expense of US$0.36 million to be recognized over the applicable vesting period. The non-vested stock units vest on an annual basis equally over three years.
Share-based compensation expense related to non-vested stock units granted by Ku6 under the 2004 Plan amounted to RMB0.3 million and RMB0.6 million for the years ended December 31, 2009 and 2010.
A summary of non-vested stock unit activity as of December 31, 2010 is presented below:

Weighted average
	Number	grant date fair
Non-vested stock units	outstanding	value
US$
Outstanding at December 31, 2009	3,000,100	0.0313
Granted	—	—
Vested	(3,000,100)	0.0313
Forfeited	—	—

Outstanding at December 31, 2010	—	—

2010 Equity Compensation Plan
In December 2010, Ku6 authorized an equity compensation plan (“Ku6 2010 Equity Compensation Plan”) that provides for issuance of options to purchase up to 698,381,300 ordinary shares of Ku6. Under the Ku6 2010 Equity Compensation Plan, the directors may, at their discretion, grant any officers (including directors) and employees of Ku6 and/or its subsidiaries, and individual consultant or advisor (i) options to subscribe for ordinary shares, (ii) share appreciation rights to receive payment, in cash and/or Ku6’ ordinary shares, equals to the excess of the fair market value of Ku6’ ordinary shares, or (iii) other types of compensation based on the performance of Ku6’ ordinary shares.
On December 4, 2010, Ku6 granted stock options to purchase up to 516,750,000 ordinary shares under the Ku6 2010 Equity Compensation Plan at an exercise price of US$0.0568 per share equivalent to the average market value in the previous fifteen trading days of the grant dates to its employees, senior management and directors. Of all the stock options granted, 272,850,000 were granted to senior management and 243,900,000 were granted to directors and employees. The contractual term of the options granted to the directors and employees is six years and the contract term of the options granted to senior management is seven years. As of December 31, 2010, 181,631,300 ordinary shares were available for future grants for the Ku6 2010 Equity Compensation Plan.
The options granted to the directors and employees vest over a four year period, with 25% of the options to vest on each of the first, second, third and fourth anniversaries of the grant date as stipulated in the stock option agreement.
For the options granted to senior management, 2/16 options earned in the first two quarters of 2011 shall vest and become exercisable on December 31, 2011. For each quarter during the four years beginning on July 1, 2011 (“Performance Period Start Date”) through the four-year Performance Period till June 30, 2015, 1/16th of the options have the opportunity to be earned for each quarter contingent on the achievement of positive quarterly operating income provided the aggregate number of options earned in the Performance Period shall not exceed 14/16 options granted. Then on each of the first, fourth, eighth and twelfth quarter earnings release date from the first quarter of the Performance Period, all of the earned options during the four quarters preceding such earnings release date shall vest and become exercisable, in each case, that the employees remain employed by Ku6 on such vesting date.
In accordance with ASC 718, the Group recognized share-based compensation expenses for the options granted to directors and employees as well as the options to senior management vested only based on passage of time and continued employment with Ku6, net of a forfeiture rate, using the straight-line method. For the options granted to senior management earned contingent on the achievement of quarterly performance target, the Group recognized share-based compensation expenses for the options earned in each quarter during the Performance Period using graded-vesting method when the Company concluded that it is probably that the performance targets will be achieved, net of a forfeiture rate.
Share-based compensation expense related to the option award granted by Ku6 under the 2010 Equity Compensation Plan amounted to RMB3.5 million for the year ended December 31, 2010.
The movement of the stock options under the 2010 Equity Compensation Plan as of and for the year ended December 31, 2010 is set out below:

Weighted
		Weighted	Average
	Options	Average Exercise	Remaining	Aggregate
	Outstanding	Price	Contractual Life	Intrinsic Value
		US$		US$
Outstanding at January 1, 2010	—	—	—	—
Granted	516,750,000	0.0568	—	—
Exercised	—	—	—	—
Cancelled or Expired	—	—	—	—

Outstanding at December 31, 2010	516,750,000	0.0568	6.46	—

Vested and expected to vest at December 31, 2010	355,129,632	0.0568	6.65	—

Vested and exercisable at December 31, 2010	—	—	—	—

The intrinsic value as of December 31, 2010 is calculated as the difference between the fair value of US$0.0495 of ordinary shares as of December 31, 2010 and the exercise price of the shares. No intrinsic value for the options granted in 2010.
The weighted average grant-date fair value of options granted during the year ended December 31, 2010 was US$0.0483. No option was vested during the year ended December 31, 2010.
As of December 31, 2010, there was US$15.4 million of unrecognized compensation cost, adjusted for the estimated forfeitures, related to stock options under the Ku6 2010 Equity Compensation Plan. This cost is expected to be recognized over a weighted averaged period of 4.2 years. Total compensation cost may be adjusted for future changes in estimated forfeitures and the probability of the achievement of performance conditions.
The fair value of each option granted under the Ku6 2010 Equity Compensation Plan is estimated on the date of grant using the Black-Scholes option pricing model that uses assumptions noted in the following table:

2010
Fair value of ordinary shares (US$)	0.0800
Exercise price (US$)	0.0568
Expected volatility (%)	60%~65%
Expected dividend yield (%)	0%
Expected term (years)	4~5
Risk-free interest rate (per annum) (%)	1.9407%~2.6565%

(1)
The risk-free interest rate for periods within the contractual life of the share option is based on the U.S. Treasury yield curve in effect at the time of grant for a term consistent with the expected term of the awards.

(2)	The expected term of stock options granted is developed giving consideration to vesting period, contractual term and historical exercise pattern of options granted by Ku6.

(3)	Ku6 has no history or expectation of paying dividends on its common stock.

(4)	Expected volatility is estimated based on the historical volatility of comparable companies’ stocks and of Ku6’s common stock for a period equal to the expected term preceding the grant date.